17. Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Schedule of property plant and equipment

17.1    Property, plant and equipment by asset class

		Accumulated			Accumulated
	Cost	depreciation	12.31.2019	Cost	depreciation	12.31.2018
In service
Reservoirs, dams and aqueducts	8,082,238	(4,405,546)	3,676,692	6,643,087	(4,216,613)	2,426,474
Machinery and equipment	8,875,458	(2,871,568)	6,003,890	5,648,292	(2,674,150)	2,974,142
Buildings	1,962,033	(1,054,009)	908,024	1,500,990	(1,021,783)	479,207
Land	490,071	(27,651)	462,420	375,286	(18,184)	357,102
Vehicles and aircraft	47,960	(44,876)	3,084	47,744	(41,978)	5,766
Furniture and tools	22,415	(14,466)	7,949	22,057	(12,642)	9,415
(-) Impairment	(1,042,499)	-	(1,042,499)	(3,489)	-	(3,489)
(-) Special Obligations	(78)	35	(43)	(68)	27	(41)
	18,437,598	(8,418,081)	10,019,517	14,233,899	(7,985,323)	6,248,576

In progress
Cost	700,172	-	700,172	5,789,780	-	5,789,780
(-) Impairment	(127,586)	-	(127,586)	(1,197,693)	-	(1,197,693)
	572,586	-	572,586	4,592,087	-	4,592,087
	19,010,184	(8,418,081)	10,592,103	18,825,986	(7,985,323)	10,840,663

Schedule of changes in property plant and equipment

17.2    Changes in property, plant and equipment

	Balance as of January 1, 2019	Additions / Impairment	Depreciation	Loss on disposal	Transfers	Balance as of December 31, 2019
In service
Reservoirs, dams and aqueducts	2,426,474	-	(188,334)	(42)	1,438,594	3,676,692
Machinery and equipment	2,974,142	-	(409,571)	(141,902)	3,581,221	6,003,890
Buildings	479,207	-	(52,330)	-	481,147	908,024
Land	357,102	-	(9,466)	(463)	115,247	462,420
Vehicles and aircraft	5,766	-	(3,482)	(128)	928	3,084
Furniture and tools	9,415	-	(2,007)	(9)	550	7,949
(-) Impairment (17.7 and 17.8)	(3,489)	61,112	-	-	(1,100,122)	(1,042,499)
(-) Special Obligations	(41)	-	8	-	(10)	(43)
	6,248,576	61,112	(665,182)	(142,544)	4,517,555	10,019,517
In progress
Cost	5,789,780	551,162	-	(15,540)	(5,625,230)	700,172
(-) Impairment (17.7 and 17.8)	(1,197,693)	(30,015)	-	-	1,100,122	(127,586)
	4,592,087	521,147	-	(15,540)	(4,525,108)	572,586
	10,840,663	582,259	(665,182)	(158,084)	(7,553)	10,592,103

	Balance as of	Additions/ impairment		Loss on		Balance as of
	January 1, 2018		Depreciation	disposal	Transfers	December 31, 2018
In service
Reservoirs, dams and aqueducts	2,566,727	-	(144,991)	(1)	4,739	2,426,474
Machinery and equipment	2,665,935	-	(199,846)	(61,959)	570,012	2,974,142
Buildings	510,923	-	(35,932)	(500)	4,716	479,207
Land	262,378	-	(2,897)	(83)	97,704	357,102
Vehicles and aircraft	10,342	-	(4,484)	(392)	300	5,766
Furniture and tools	5,514	-	(1,171)	(24)	5,096	9,415
(-) Impairment	(4,986)	1,497	-	-	-	(3,489)
(-) Special Obligations	(38)	-	9	-	(12)	(41)
	6,016,795	1,497	(389,312)	(62,959)	682,555	6,248,576
In progress
Cost	5,023,013	1,455,318	-	(5,491)	(683,060)	5,789,780
(-) Impairment	(1,210,358)	12,665	-	-	-	(1,197,693)
	3,812,655	1,467,983	-	(5,491)	(683,060)	4,592,087
	9,829,450	1,469,480	(389,312)	(68,450)	(505)	10,840,663

Schedule of joint operations property plant and equipment

17.5    Joint operations - consortiums

The amounts recorded under property, plant and equipment referring to the share of interest of Copel GeT in consortiums are shown below:

Joint operations	Share Copel GeT (%)	Annual average depreciation rate (%)	12.31.2019	12.31.2018
HPP Gov. Jayme Canet Júnior (Mauá) - Consórcio
Energético Cruzeiro do Sul	51.0
In service			859,917	859,917
(-) Accumulated depreciation		3.43	(206,000)	(176,546)
In progress			16,789	22,738
			670,706	706,109
HPP Baixo Iguaçu (17.5.1)	30.0
In service			692,593	-
(-) Accumulated depreciation		3.27	(19,038)	-
In progress			49,240	717,599
			722,795	717,599
			1,393,501	1,423,708

Schedule of impairment balances

The projects with impairment balances recorded at December 31, 2019 are the following:

	Property, Plant and Equipment			Value in use
	Cost	Depreciation	Impairment
HPP Colíder	2,473,886	(75,917)	(777,294)	1,620,675
Wind power complex Cutia	1,253,371	(59,214)	(54,104)	1,140,053
Consórcio Tapajós (a)	14,464	-	(14,464)	-
Power plants in Paraná	970,923	(53,762)	(237,576)	679,585
	4,712,644	(188,893)	(1,083,438)	3,440,313
(a) Project under development

Schedule of impairment of property plant and equipment

The Company reviewed the recoverable amount of property, plant and equipment and, as a result of these analyses, the impairment changed as follows:

	Balance as of	Impairment	Balance as of	Impairment	Transfer	Impairment
	January 1, 2018		December 31, 2018			December 31, 2019
In service
UHE Colíder (17.7.1)	-	-	-	(45,547)	(731,747)	(777,294)
Wind power complex Cutia (17.7.2)	-	-	-	114,144	(168,248)	(54,104)
Wind power complex Bento Miguel (17.7.2)	-	-	-	87,370	(87,370)	-
Power plants in Paraná (17.7.3)	(4,986)	1,497	(3,489)	(13,534)	(112,756)	(129,779)
	(4,986)	1,497	(3,489)	142,433	(1,100,121)	(961,177)
In progress
HPP Colíder (17.7.1)	(683,021)	(48,244)	(731,265)	(482)	731,747	-
Wind power complex Cutia (17.7.2)	(224,510)	56,635	(167,875)	(373)	168,248	-
Wind power complex Bento Miguel (17.7.2)	(98,231)	13,610	(84,621)	(2,749)	87,370	-
Consórcio Tapajós	(14,464)	-	(14,464)	-	-	(14,464)
Power plants in Paraná (17.7.3)	(190,132)	(9,336)	(199,468)	(21,085)	112,756	(107,797)
	(1,210,358)	12,665	(1,197,693)	(24,689)	1,100,121	(122,261)
	(1,215,344)	14,162	(1,201,182)	117,744	-	(1,083,438)

Schedule of impairment risk

the Company carried out a sensitivity analysis, increasing the discount rate shown below by 5% and 10% to assess the risk of impairment of each plant.

Cash generating unit	Discount rate	RA/CA-1	RA/CA-1 (5% Variation)	RA/CA-1 (10% Variation)	Impairment Risk
Wind power Assets
Complex EOL São Bento (a)	7.24%	9.09%	6.77%	4.52%	-
Complex EOL Brisa I (b)	7.24%	35.66%	31.89%	28.30%	-
Complex EOL Brisa II (c)	7.24%	36.07%	31.69%	27.54%	-
Thermal Assets
UEG Araucária	7.76%	0.00%	-2.04%	-4.01%	11,412
Hydric Assets
Foz do Areia	5.45%	217.22%	215.52%	213.85%	-
Segredo	5.45%	205.09%	200.80%	196.60%	-
Caxias	5.45%	153.49%	149.69%	145.98%	-
Guaricana	5.45%	31.09%	29.82%	28.56%	-
Chaminé	5.45%	80.03%	78.31%	76.62%	-
Apucaraninha	5.45%	38.17%	36.77%	35.39%
Chopim I	5.45%	151.57%	146.48%	141.55%	-
São Jorge	5.45%	0.40%	-0.46%	-1.31%	44
Mauá	5.45%	83.84%	79.69%	75.68%	-
Cavernoso II	5.45%	17.10%	14.23%	11.47%	-
Bela Vista	5.45%	66.92%	54.22%	42.31%	-
Elejor	7.00%	48.34%	44.52%	40.85%	-
(a) Contemplates the GE Boa Vista, GE Farol, GE Olho D’Água and GE São Bento do Norte wind farms.
(b) Contemplates the Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III and Nova Eurus IV wind farms.
(c) Contemplates the Santa Maria, Santa Helena and Ventos de Santo Uriel wind farms.

Schedule of average depreciation rates

17.10         Depreciation rates

Depreciation rates (%)	12.31.2019	12.31.2018
Average generation segment rates (Note 17.10.1)
General equipment	6.33	6.25
Machinery and equipment	3.67	3.56
Generations	3.38	3.34
Reservoirs, dams and ducts	2.50	2.21
Hydraulic turbines	2.89	2.60
Gas and steam turbines	2.00	2.00
Water cooling and treatment	4.00	4.00
Gas conditioner	4.00	4.00
Wind power plant unit	5.49	3.71
Average rates for central government assets
Buildings	3.35	3.35
Machinery and office equipment	6.25	6.25
Furniture and fixtures	6.25	6.25
Vehicles	14.29	14.29
Telecommunications segment rates (Note 17.10.2)
Infrastructure backbone	3% to 5%	3% to 5%
Infrastructure last mile	17% to 25%	3% to 17%
Other infrastructure equipment	7% to 20%	7% to 20%